Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended
	Jan. 01, 2016	Mar. 31, 2016 shares	Nov. 30, 2015 shares	Jun. 30, 2016 USD ($) CompensationPlan $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding liability awards		0		0
Weighted average per share fair value of options granted to employees | $ / shares				$ 3.55	$ 6.36
Number of share-based compensation plans | CompensationPlan				4
Total intrinsic value of options exercised | $				$ 1,400
Proceeds from exercises of share-based awards | $				$ 1,014	$ 414
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards issued to non-employees				0	0
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, unvested awards				20,142
Aggregate intrinsic value of unvested shares | $				$ 200
Restricted Share Units (RSUs) [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			25,000
Restricted Share Units (RSUs) [Member] | Director One [Member] | Vesting on a Monthly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			3 years
Restricted Share Units (RSUs) [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			20,000
Restricted Share Units (RSUs) [Member] | Director Two [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			5 months
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $				$ 12,100
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition				3 years 4 months 2 days
Service-Based and Performance-Based Vesting Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $				$ 1,900
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition				11 months 5 days
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance				5,500,000
Increase in number of shares reserved and available for issuance, percentage	5.00%
Number of options available for future grant				5,987,375
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term				10 years
Share-based compensation arrangement by share-based payment award, vesting period				4 years
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance				1,100,000
2015 Employee Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of ordinary shares, percent				85.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Vesting Upon Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage				100.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable Immediately Upon Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage				25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 12 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage				50.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 24 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage				25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term				10 years
Share-based compensation arrangement by share-based payment award, vesting period				4 years